Quarterly Holdings Report
for

Fidelity® Small Cap Stock Fund

July 31, 2020

SLC-QTLY-0920
1.804879.116

Schedule of Investments July 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value (000s)
COMMUNICATION SERVICES - 6.6%
Diversified Telecommunication Services - 2.0%
Alaska Communication Systems Group, Inc.	507,441	$1,157
Consolidated Communications Holdings, Inc. (a)(b)	867,272	6,331
GCI Liberty, Inc. (a)	205,400	16,101
LICT Corp. (a)	45	808
		24,397
Entertainment - 0.3%
Glu Mobile, Inc. (a)	335,000	3,162
Stillfront Group AB (a)	9,200	892
		4,054
Interactive Media & Services - 1.9%
ANGI Homeservices, Inc. Class A (a)(b)	1,266,526	19,998
Zoominfo Technologies, Inc.	87,400	3,572
		23,570
Media - 2.4%
AMC Networks, Inc. Class A (a)(b)	220,000	5,082
Cogeco Communications, Inc. (b)	294,185	22,424
Nexstar Broadcasting Group, Inc. Class A	30,000	2,630
		30,136

TOTAL COMMUNICATION SERVICES		82,157

CONSUMER DISCRETIONARY - 17.3%
Diversified Consumer Services - 3.0%
Career Education Corp. (a)	2,049,111	29,507
Graham Holdings Co.	15,411	6,139
Universal Technical Institute, Inc. (a)	237,205	1,762
		37,408
Hotels, Restaurants & Leisure - 0.3%
International Game Technology PLC (b)	426,209	4,202
Household Durables - 4.9%
Legacy Housing Corp. (a)	433,634	5,958
LGI Homes, Inc. (a)	288,986	32,978
TRI Pointe Homes, Inc. (a)	476,354	7,965
Tupperware Brands Corp.	620,000	9,567
Turtle Beach Corp. (a)(b)	220,000	4,035
		60,503
Internet & Direct Marketing Retail - 6.0%
1-800-FLOWERS.com, Inc. Class A (a)(b)	331,694	9,370
Bygghemma Group First AB (a)	1,543,705	19,129
Duluth Holdings, Inc. (a)(b)	200,049	1,478
Kogan.Com Ltd.	2,622,339	31,213
Stamps.com, Inc. (a)	20,000	5,206
Temple & Webster Group Ltd. (a)(b)	1,018,924	5,474
Verkkokauppa.Com Oyj	521,682	3,183
		75,053
Specialty Retail - 3.1%
Aaron's, Inc. Class A	70,000	3,653
Lyko Group AB (A Shares) (a)	269,068	9,132
Michaels Companies, Inc. (a)(b)	1,847,300	13,264
Musti Group OYJ	628,334	12,731
		38,780

TOTAL CONSUMER DISCRETIONARY		215,946

CONSUMER STAPLES - 4.2%
Food & Staples Retailing - 2.3%
BJ's Wholesale Club Holdings, Inc. (a)	466,705	18,692
Performance Food Group Co. (a)	164,214	4,601
SpartanNash Co.	286,100	6,015
		29,308
Food Products - 0.4%
Armanino Foods of Distinction	377,324	826
John B. Sanfilippo & Son, Inc.	22,661	1,998
Seaboard Corp.	1,000	2,703
		5,527
Household Products - 0.7%
Central Garden & Pet Co. Class A (non-vtg.) (a)	48,134	1,668
Spectrum Brands Holdings, Inc.	124,667	6,752
		8,420
Personal Products - 0.5%
Nu Skin Enterprises, Inc. Class A	145,381	6,520
Tobacco - 0.3%
Turning Point Brands, Inc.	100,000	3,288

TOTAL CONSUMER STAPLES		53,063

ENERGY - 0.9%
Energy Equipment & Services - 0.3%
Oil States International, Inc. (a)	487,228	2,183
Profire Energy, Inc. (a)	1,877,273	1,539
		3,722
Oil, Gas & Consumable Fuels - 0.6%
NACCO Industries, Inc. Class A	126,492	2,763
Texas Pacific Land Trust	10,379	5,532
		8,295

TOTAL ENERGY		12,017

FINANCIALS - 15.7%
Capital Markets - 4.5%
Ares Management Corp.	354,180	14,146
Assetmark Financial Holdings, Inc. (a)(b)	138,368	3,854
Euronext NV (c)	35,100	4,006
Impax Asset Management Group PLC	2,058,827	10,672
LPL Financial	247,092	19,525
Morningstar, Inc.	20,848	3,503
		55,706
Consumer Finance - 6.1%
Encore Capital Group, Inc. (a)(b)	890,899	32,545
First Cash Financial Services, Inc.	158,557	9,139
LendingTree, Inc. (a)(b)	91,304	31,618
Nelnet, Inc. Class A	49,193	2,853
		76,155
Diversified Financial Services - 1.2%
Hypoport AG (a)	18,308	8,616
Jefferies Financial Group, Inc.	364,728	5,909
		14,525
Insurance - 3.1%
First American Financial Corp.	205,234	10,469
GoHealth, Inc. (a)(b)	157,200	2,790
Primerica, Inc.	215,709	25,812
		39,071
Thrifts & Mortgage Finance - 0.8%
Greene County Bancorp, Inc.	4,581	99
NMI Holdings, Inc. (a)	640,260	9,937
		10,036

TOTAL FINANCIALS		195,493

HEALTH CARE - 18.5%
Biotechnology - 0.9%
BioGaia AB	10,771	688
Bioventix PLC	38,989	2,029
Emergent BioSolutions, Inc. (a)	65,600	7,297
Essex Bio-Technology Ltd.	2,394,000	1,520
		11,534
Health Care Equipment & Supplies - 4.5%
Hamilton Thorne Ltd. (a)	2,687,200	2,688
Medistim ASA (a)	186,927	4,826
Meridian Bioscience, Inc. (a)	819,069	20,059
Quidel Corp. (a)	16,700	4,717
Semler Scientific, Inc. (a)	91,986	5,105
TransMedics Group, Inc. (a)	149,964	2,708
Tristel PLC	1,230,891	6,646
Utah Medical Products, Inc.	120,201	9,796
		56,545
Health Care Providers & Services - 6.7%
Chemed Corp.	53,510	26,337
DFB Healthcare Acquisitions Co. (a)(b)	754,785	14,703
Encompass Health Corp.	246,258	16,765
InfuSystems Holdings, Inc. (a)	437,529	5,342
Magellan Health Services, Inc. (a)	65,000	4,821
Patterson Companies, Inc. (b)	34,100	906
Sharps Compliance Corp. (a)(b)	247,333	1,892
Viemed Healthcare, Inc. (a)	1,207,356	13,106
		83,872
Health Care Technology - 2.8%
Inovalon Holdings, Inc. Class A (a)(b)	1,171,694	27,570
Instem PLC (a)	202,559	1,346
Medley, Inc. (a)(b)	185,200	5,238
		34,154
Life Sciences Tools & Services - 2.9%
10X Genomics, Inc. (a)	33,316	3,277
Berkeley Lights, Inc. (a)	1,600	96
Charles River Laboratories International, Inc. (a)	92,816	18,469
Diaceutics PLC (a)	925,100	2,210
ICON PLC (a)	64,856	12,028
		36,080
Pharmaceuticals - 0.7%
Allovir, Inc. (a)	7,100	177
BioSyent, Inc. (a)(d)	681,808	3,090
Dechra Pharmaceuticals PLC	132,892	4,968
		8,235

TOTAL HEALTH CARE		230,420

INDUSTRIALS - 11.6%
Aerospace & Defense - 0.2%
PAE, Inc. (a)(b)	281,618	2,219
Building Products - 0.8%
Builders FirstSource, Inc. (a)	445,000	10,542
Commercial Services & Supplies - 2.1%
Boyd Group Services, Inc.	53,109	7,755
Sdiptech AB (a)	511,484	9,146
Self Storage Group ASA (a)	1,417,041	3,736
VSE Corp. (b)	209,729	5,900
		26,537
Machinery - 1.5%
Allison Transmission Holdings, Inc.	83,953	3,136
Hurco Companies, Inc.	242,962	6,740
NN, Inc.	582,158	3,062
Park-Ohio Holdings Corp.	140,108	2,020
Snap-On, Inc.	22,000	3,209
		18,167
Marine - 0.2%
SITC International Holdings Co. Ltd.	2,200,000	2,206
Professional Services - 5.8%
Barrett Business Services, Inc.	120,895	6,369
CBIZ, Inc. (a)	240,936	5,826
Franklin Covey Co. (a)	456,522	8,258
Insperity, Inc.	487,963	32,625
Red Violet, Inc. (a)(b)	130,624	2,000
SHL-JAPAN Ltd.	52,700	1,042
Talenom OYJ (b)	988,814	11,065
Upwork, Inc. (a)	370,000	5,557
		72,742
Trading Companies & Distributors - 1.0%
DXP Enterprises, Inc. (a)	9,130	154
GMS, Inc. (a)	186,031	4,359
WESCO International, Inc. (a)	200,000	7,774
		12,287

TOTAL INDUSTRIALS		144,700

INFORMATION TECHNOLOGY - 15.8%
Electronic Equipment & Components - 4.3%
FLIR Systems, Inc.	98,000	4,083
Insight Enterprises, Inc. (a)	400,955	19,984
SYNNEX Corp.	235,191	29,338
		53,405
IT Services - 2.2%
BASE, Inc. (b)	60,200	3,685
Bouvet ASA	58,979	3,383
Computer Services, Inc.	152,341	8,722
Liberated Syndication, Inc. (a)(b)	188,701	560
Perspecta, Inc.	211,119	4,518
Prodware	126,653	853
Shift4 Payments, Inc.	3,700	142
Sylogist Ltd.	678,100	5,797
		27,660
Semiconductors & Semiconductor Equipment - 1.4%
ON Semiconductor Corp. (a)	600,000	12,360
Synaptics, Inc. (a)	70,000	5,601
		17,961
Software - 7.9%
24sevenoffice Scandinavia AB (a)	1,857,215	6,240
Admicom OYJ	134,942	12,144
Aspen Technology, Inc. (a)	19,000	1,848
ChannelAdvisor Corp. (a)	360,000	7,333
Ebix, Inc. (b)	262,044	5,779
Elmo Software Ltd. (a)	809,049	3,919
Energy One Ltd.	19,823	55
Enghouse Systems Ltd.	146,147	8,283
Essensys Group Ltd. PLC (a)	383,887	754
Fabasoft AG	10,451	330
Freee KK (a)	6,400	288
GetBusy PLC (a)	2,315,000	2,424
Globalscape, Inc.	34,639	330
Kaonavi, Inc. (a)(b)	17,900	731
LeadDesk Oyj (a)	13,973	214
Lightspeed POS, Inc. (a)	440,700	12,450
Money Forward, Inc. (a)	31,100	2,095
MSL Solutions Ltd. (a)	11,829,242	718
NICE Systems Ltd. sponsored ADR (a)(b)	80,660	16,555
Park City Group, Inc. (a)	716,360	3,130
Smaregi, Inc. (a)	80,500	2,441
Upsales Technology AB (a)	392,062	1,215
Vertex, Inc. (Class A)	2,200	52
Vitec Software Group AB	84,218	2,575
Workiva, Inc. (a)	110,000	6,149
		98,052

TOTAL INFORMATION TECHNOLOGY		197,078

MATERIALS - 4.5%
Chemicals - 1.4%
Core Molding Technologies, Inc. (a)	179,175	824
Innospec, Inc.	228,068	17,144
		17,968
Containers & Packaging - 1.8%
Sealed Air Corp.	170,000	6,066
UFP Technologies, Inc. (a)	267,245	11,529
WestRock Co.	165,000	4,432
		22,027
Paper & Forest Products - 1.3%
Schweitzer-Mauduit International, Inc.	506,302	16,470

TOTAL MATERIALS		56,465

REAL ESTATE - 3.0%
Equity Real Estate Investment Trusts (REITs) - 0.8%
Armada Hoffler Properties, Inc.	178,362	1,719
Gaming & Leisure Properties	136,164	4,930
Lamar Advertising Co. Class A	45,000	2,958
		9,607
Real Estate Management & Development - 2.2%
Colliers International Group, Inc.	30,000	1,623
Jones Lang LaSalle, Inc.	136,000	13,452
Mainstreet Equity Corp. (a)	32,100	1,636
Newmark Group, Inc.	600,000	2,442
Real Matters, Inc. (a)	220,000	4,895
The RMR Group, Inc.	122,060	3,510
		27,558

TOTAL REAL ESTATE		37,165

UTILITIES - 1.1%
Electric Utilities - 0.6%
IDACORP, Inc.	85,000	7,926
Gas Utilities - 0.5%
Chesapeake Utilities Corp.	70,301	5,940

TOTAL UTILITIES		13,866

TOTAL COMMON STOCKS
(Cost $992,438)		1,238,370

Money Market Funds - 10.6%
Fidelity Cash Central Fund 0.14% (e)	9,330,047	9,333
Fidelity Securities Lending Cash Central Fund 0.13% (e)(f)	122,379,584	122,392
TOTAL MONEY MARKET FUNDS
(Cost $131,725)		131,725
TOTAL INVESTMENT IN SECURITIES - 109.8%
(Cost $1,124,163)		1,370,095
NET OTHER ASSETS (LIABILITIES) - (9.8)%		(122,431)
NET ASSETS - 100%		$1,247,664

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,006,000 or 0.3% of net assets.

 (d) Affiliated company

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$2
Fidelity Securities Lending Cash Central Fund	258
Total	$260

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
BioSyent, Inc.	$1,998	$--	$--	$--	$--	$1,092	$3,090
Total	$1,998	$--	$--	$--	$--	$1,092	$3,090

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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